Share-based compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based compensation
Shares reserved for granting of future options and share awards	1,178,441
Stock Options
Share-based compensation
Expiration period (in years)	P10Y
Stock Options
Outstanding at beginning of year (in shares)	51,850	118,225	186,054
Exercised (in shares)	(48,350)	(66,375)	(67,829)
Outstanding at end of year (in shares)	3,500	51,850	118,225
Exercisable at end of year (in shares)	3,500	51,850	118,225
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)	$ 43.82	$ 43.55	$ 43.88
Exercised (in dollars per share)	$ 43.88	$ 43.34	$ 44.46
Outstanding at end of year (in dollars per share)	$ 42.93	$ 43.82	$ 43.55
Exercisable at end of year (in dollars per share)	$ 42.93	$ 43.82	$ 43.55